WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.0%
Alabama - 1.0%
Southeast Alabama Gas Supply District, Gas Supply Revenue:
Project #1, Series C (SIFMA Municipal Swap Index Yield + 0.650%)	2.550%	4/1/24	$5,000,000	$4,931,344	(a)(b)
Project #2, Series B (1 mo. USD LIBOR x 0.670 + 0.850%)	3.374%	6/1/24	1,000,000	982,583	(a)(b)

Total Alabama				5,913,927

Alaska - 0.5%
Alaska State, International Airports System Revenue, Series C, Refunding	5.000%	10/1/25	1,975,000	2,060,085	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/25	700,000	723,718

Total Alaska				2,783,803

Arizona - 3.7%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	13,990,000	14,196,523	(a)(b)(c)
Glendale, AZ, Transportation Excise Tax Revenue, Refunding, AGM	5.000%	7/1/28	5,180,000	5,470,565
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,767,001	(a)(b)

Total Arizona				21,434,089

California - 2.0%
Anaheim, CA, Public Financing Authority Revenue, Series C, AGM	0.000%	9/1/23	1,850,000	1,809,916
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.280%)	2.180%	4/1/24	2,000,000	2,001,829	(a)(b)
San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	3.000%	4/1/24	1,725,000	1,738,128	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	2.600%	6/1/26	1,500,000	1,445,997	(a)(b)
California State MFA Revenue:
Waste Management Inc. Project, Series A	0.700%	12/1/23	2,500,000	2,420,837	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	1

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Waste Management Inc. Project, Series A	1.300%	2/3/25	$1,600,000	$1,502,819	(a)(b)(d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	1,000,000	929,740	(d)

Total California				11,849,266

Colorado - 1.5%
City & County of Denver, CO, Airport System Revenue, Series A	5.000%	11/15/26	2,370,000	2,513,368	(c)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	4,025,000	4,192,076	(a)(b)
University of Colorado Revenue, Green Bond, Series C, Refunding	2.000%	10/15/24	2,060,000	2,016,433	(a)(b)

Total Colorado				8,721,877

Connecticut - 5.6%
Connecticut State Housing Finance Authority Revenue:
Housing Mortgage Finance Program, Series A-3	0.600%	11/15/26	850,000	766,993
Housing Mortgage Finance Program, SIFMA Index, Series A-4 (SIFMA Municipal Swap Index Yield + 0.300%)	2.200%	11/15/24	3,500,000	3,483,827	(a)(b)
Connecticut State, GO:
Series A	5.000%	1/15/27	180,000	195,850
Series A	5.000%	4/15/29	4,275,000	4,658,530
Series E	5.000%	8/1/28	5,085,000	5,379,072
Series E	5.000%	10/15/28	5,000,000	5,408,929
SIFMA Index, Series A (SIFMA Municipal Swap Index Yield + 0.950%)	2.850%	3/1/24	2,225,000	2,247,866	(b)
Connecticut State, Special Tax Revenue:
Transportation Infrastructure Purpose, Series A	5.000%	9/1/29	5,270,000	5,691,528
Transportation Infrastructure Purpose, Series B, Refunding	5.000%	7/1/26	1,250,000	1,347,855
Transportation Infrastructure Purpose, Series B, Refunding	5.000%	7/1/27	1,750,000	1,919,242
New Haven, CT, GO, Series A, AGM	5.000%	8/1/25	1,200,000	1,262,687

Total Connecticut				32,362,379

See Notes to Schedule of Investments.

2	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.2%
Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	$1,000,000	$945,886	(a)(b)

District of Columbia - 0.8%
District of Columbia, GO, Series D	5.000%	6/1/32	2,665,000	2,882,749
Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/27	1,500,000	1,602,532	(c)

Total District of Columbia				4,485,281

Florida - 1.3%
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding, AGM	5.000%	7/1/26	1,870,000	2,010,431
Senior Lien, Series A, Refunding	5.000%	7/1/29	1,500,000	1,602,080
Citizens Property Insurance Corp., Coastal Account Revenue, Senior Secured Bonds, Series A-1	5.000%	6/1/25	900,000	935,734
Jacksonville, FL, Revenue, Series 2014, Refunding	5.000%	10/1/27	1,000,000	1,037,107
Miami-Dade County, FL, IDA Revenue, Waste Management Inc. Project, Series B (SIFMA Municipal Swap Index Yield + 0.375%)	2.275%	7/1/24	1,500,000	1,439,941	(a)(b)(c)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	230,000	221,989

Total Florida				7,247,282

Georgia - 0.7%
Atlanta, GA, Airport Passenger Facility Charge, General Revenue, Subordinate Lien, Series A, Refunding	5.000%	1/1/26	3,055,000	3,125,452
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,150,000	1,092,895

Total Georgia				4,218,347

Illinois - 7.1%
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/27	3,000,000	3,080,673	(c)
General, Senior Lien, Series B, Refunding	5.000%	1/1/24	1,065,000	1,092,491
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	1,520,000	1,616,804
Chicago, IL, Park District, GO, Limited Tax, Series B, Refunding	5.000%	1/1/25	3,490,000	3,562,066

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	3

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Cook County, IL, School District No. 87 Berkeley, GO, AGM	5.000%	12/1/25	$500,000	$531,067
Illinois State Finance Authority Revenue, Series B-2, Refunding	5.000%	11/15/26	4,500,000	4,749,540	(a)(b)
Illinois State, GO:
Series A	5.000%	12/1/25	4,000,000	4,129,672
Series D	5.000%	11/1/24	3,690,000	3,787,798
Series D	5.000%	11/1/27	3,090,000	3,227,743
Series of May 2014	5.000%	5/1/25	2,000,000	2,035,504
Series of October 2016, Refunding	5.000%	2/1/28	1,890,000	1,960,960
Metropolitan Pier & Exposition Authority, IL, Revenue, Mccormick Place Expansion Project, Series A, Refunding	3.000%	6/15/24	2,500,000	2,480,048
Sales Tax Securitization Corp. Revenue:
Second Lien, Series A	5.000%	1/1/25	2,065,000	2,143,389
Series A	5.000%	1/1/25	6,700,000	6,954,339

Total Illinois				41,352,094

Indiana - 4.7%
Indiana State Finance Authority:
Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series B, Refunding	0.650%	8/1/25	1,000,000	912,684
Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,463,035
Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,293,150	(a)(b)
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2014D, Refunding	5.000%	1/1/26	2,000,000	2,033,273	(c)
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	2,895,000	3,027,933	(c)
Indianapolis Airport Authority Project, Series 2019D, Refunding	5.000%	1/1/29	2,000,000	2,142,671	(c)

See Notes to Schedule of Investments.

4	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - (continued)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project, Series A	5.000%	3/1/23	$5,000,000	$5,011,497	(a)(b)(c)
BP Products North America Inc. Project, Series A, Refunding	5.000%	6/5/26	10,935,000	11,231,937	(a)(b)(c)

Total Indiana				27,116,180

Iowa - 0.5%
Iowa State Finance Authority, Solid Waste Facility Revenue, Iowa Renewable Natural Gas Project, Green Bond, LOC - Citibank N.A.	1.500%	4/1/24	2,405,000	2,353,012	(a)(b)(c)
Iowa Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	524,707

Total Iowa				2,877,719

Kansas - 1.4%
Kansas State Department of Transportation Highway Revenue:
Series B	5.000%	9/1/26	2,575,000	2,734,413
Series C-3 (1 mo. USD LIBOR x 0.700 + 0.400%)	3.037%	9/1/23	3,500,000	3,502,318	(b)
Series C-4 (1 mo. USD LIBOR x 0.700 + 0.500%)	3.137%	9/1/24	2,000,000	2,000,193	(b)

Total Kansas				8,236,924

Kentucky - 5.8%
Ashland, KY:
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/23	600,000	601,865
Ashland Hospital Corp., Revenue, Refunding	5.000%	2/1/24	575,000	586,747
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	1,680,000	1,678,933	(a)(b)
Series B	4.000%	1/1/25	2,050,000	2,044,667	(a)(b)
Series C	4.000%	6/1/25	15,130,000	15,041,122	(a)(b)
Louisville/Jefferson County, KY, Metropolitan
Government Health System Revenue:
Norton Healthcare Inc., Series A	5.000%	10/1/25	1,550,000	1,626,181
Norton Healthcare Inc., Series C	5.000%	10/1/26	2,000,000	2,098,606	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	5

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Mercer County, KY, Kentucky Utilities Co. Project, Revenue, Series A, Refunding	1.300%	5/1/23	$6,900,000	$6,841,115	(c)
Trimble County, KY, Revenue, Pollution Control Bonds, Louisville Gas and Electric Company Project, Series A	0.625%	9/1/26	3,250,000	2,886,037

Total Kentucky				33,405,273

Louisiana - 1.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	4,000,000	3,718,342	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series C	1.650%	12/1/23	3,150,000	3,103,144	(a)(b)
Louisiana State Stadium & Exposition District, Revenue, BAN	4.000%	7/3/23	1,325,000	1,329,752
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	1,750,000	1,693,444	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	1,400,000	1,292,975	(a)(b)

Total Louisiana				11,137,657

Maryland - 0.3%
Maryland State, GO, State And Local Facilities Loan, Series A	4.000%	3/15/30	1,760,000	1,853,099

Massachusetts - 1.2%
Massachusetts State Port Authority Revenue, Series C	5.000%	7/1/25	4,105,000	4,290,354	(c)
University of Massachusetts Building Authority Project Revenue, Senior Series 2025-1, Refunding	5.000%	11/1/27	2,500,000	2,658,500

Total Massachusetts				6,948,854

Michigan - 2.9%
Hazel School District, MI, GO:
Refunding, Q-SBLF	4.000%	5/1/25	2,620,000	2,692,973
Refunding, Q-SBLF	4.000%	5/1/26	1,405,000	1,459,796
Refunding, Q-SBLF	4.000%	5/1/27	1,460,000	1,527,313
Refunding, Q-SBLF	4.000%	5/1/29	1,580,000	1,671,461
Michigan State Finance Authority Revenue:
Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	1,325,000	1,197,585

See Notes to Schedule of Investments.

6	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Trinity Health Credit Group, Series MI-2, Refunding	5.000%	2/1/25	$1,750,000	$1,820,019	(a)(b)
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,472,585
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project, Remarketing	0.875%	10/8/26	1,335,000	1,213,917	(a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	1,934,328	(a)(b)(c)
Wayne County, MI, Airport Authority Revenue, Series F, Refunding	5.000%	12/1/27	1,595,000	1,664,738	(c)

Total Michigan				16,654,715

Mississippi - 0.1%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	590,000	620,595

Missouri - 0.4%
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	1,000,000	992,597	(a)(b)(c)
Missouri State HEFA Revenue, Saint Luke’s Health System, Inc.	5.000%	11/15/26	1,015,000	1,078,605

Total Missouri				2,071,202

Nebraska - 1.6%
Central Plains, NE, Energy Project, Gas Supply Revenue, Refunding	4.000%	8/1/25	3,115,000	3,127,346	(a)(b)
Nebraska Public Power District Revenue, Series A	0.600%	7/1/23	5,000,000	4,930,779	(a)(b)
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,133,133	(a)(b)(c)

Total Nebraska				9,191,258

Nevada - 0.4%
Clark County, NV, Airport System Revenue, Junior Subordinate Lien Notes, Series B, Refunding	5.000%	7/1/24	1,850,000	1,901,129	(c)
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.500%	6/15/24	530,000	512,641	(d)

Total Nevada				2,413,770

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	7

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 6.4%
Gloucester County, NJ, Improvement Authority Revenue, Rowan University Student Center Projects	0.600%	3/1/24	$2,250,000	$2,157,192
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	445,000	474,398
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/28	5,005,000	5,332,824
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,196,093	(a)(b)(c)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	3.450%	9/1/27	1,600,000	1,600,743	(b)
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Refunding, Series A	5.000%	6/15/24	2,025,000	2,089,047
Series AA	5.000%	6/15/25	2,000,000	2,096,361
Transportation System, Series A	5.750%	6/15/24	35,000	36,477
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding (1 mo. USD LIBOR x 0.700 + 0.700%)	3.337%	1/1/24	4,000,000	4,017,159	(b)
Series D-1, Refunding (1 mo. USD LIBOR x 0.700 + 0.700%)	3.337%	1/1/24	12,250,000	12,302,549	(b)
New Jersey State, GO, COVID-19 Emergency Bonds, Series A	5.000%	6/1/29	2,365,000	2,659,424
Orange Township, NJ, GO, AGM, State Aid Withholding, Refunding	4.000%	12/1/24	925,000	946,604
Trenton, NJ, GO, Series 2020, AGM, State Aid Withholding	2.000%	7/15/31	1,455,000	1,259,732

Total New Jersey				37,168,603

New Mexico - 0.5%
Farmington, NM, PCR, Public Service Co. of New Mexico, Refunding	1.100%	6/1/23	3,000,000	2,964,319	(a)(b)

New York - 14.7%
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series 2015C, Refunding (1 mo. USD LIBOR x 0.700 + 0.750%)	3.387%	10/1/23	4,000,000	4,000,025	(a)(b)
Series B, Refunding	1.650%	9/1/24	5,500,000	5,311,883	(a)(b)
Series B, Refunding	0.850%	9/1/25	6,400,000	5,830,851	(a)(b)

See Notes to Schedule of Investments.

8	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Series B, Refunding	1.500%	9/1/26	$4,580,000	$4,161,750	(a)(b)
Series B, Refunding	5.000%	9/1/27	7,625,000	8,179,456	(a)(b)
Series C, Refunding (1 mo. USD LIBOR x 0.700 + 0.750%)	3.387%	10/1/23	1,235,000	1,235,008	(a)(b)
New York City, NY, GO:
Series A, Refunding	5.000%	8/1/27	1,485,000	1,568,047
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	7,625,000	7,974,124	(a)(b)
New York City, NY, HDC, MFH Revenue:
Green Bond, Series F-2, FHA	0.600%	7/1/25	9,000,000	8,299,827	(a)(b)
Green Bond, Series G, FHA	0.600%	11/1/26	1,075,000	960,008
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2015, Series FF, Refunding	5.000%	6/15/30	2,770,000	2,927,084
Second General Resolution Fiscal 2022, Series BB, Subseries BB-2, Refunding	5.000%	6/15/27	2,065,000	2,207,229
New York City, NY, TFA Revenue Future Tax Secured:
Subordinated, Series A, Refunding	5.000%	11/1/26	135,000	146,867
Subordinated, Subseries B-1	5.000%	8/1/28	2,915,000	3,012,434
New York City, NY, Transportation Development Corp. Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	2.250%	8/1/26	2,440,000	2,281,772	(c)
John F. Kennedy International Airport Project, Series A, Refunding	5.000%	12/1/23	350,000	354,905	(c)
New York State Thruway Authority Revenue, Series K, Refunding	5.000%	1/1/30	2,715,000	2,824,191
Port Authority of New York & New Jersey Revenue:
Consolidated Series 178	5.000%	12/1/31	5,000,000	5,076,450	(c)
Consolidated Series 184	5.000%	9/1/25	1,565,000	1,626,831
Consolidated Series 195	5.000%	10/1/25	3,995,000	4,172,602	(c)
Consolidated Series 207	5.000%	9/15/25	10,400,000	10,855,654	(c)
Consolidated Series 207	5.000%	9/15/32	300,000	316,979	(c)
Consolidated Series 226	5.000%	10/15/25	2,000,000	2,090,035	(c)

Total New York				85,414,012

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	9

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Atrium Health, Series E, Remarketing	0.800%	10/31/25	$2,000,000	$1,879,630	(a)(b)
North Carolina State Turnpike Authority Revenue, Senior Lien, Refunding	5.000%	1/1/25	575,000	585,884

Total North Carolina				2,465,514

Ohio - 3.9%
American Municipal Power Inc., OH, Revenue:
Combined Hydroelectric Project, Subseries A-2, Refunding	1.000%	8/15/24	3,130,000	3,000,885	(a)(b)
Prairie State Energy Campus Project, Series A, Refunding	5.000%	2/15/26	2,125,000	2,179,424
Cleveland, OH, Airport System Revenue, Series A, Refunding	5.000%	1/1/25	1,250,000	1,288,528	(c)
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Childern’s Hospital Medical Center, Series S, Refunding	5.000%	5/15/26	2,500,000	2,574,938
Lancaster, OH, Port Authority, Gas Supply Revenue, Series A, Refunding	5.000%	2/1/25	6,100,000	6,249,049	(a)(b)
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	3,500,000	3,371,604	(a)(b)(c)
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Series A, Refunding	5.000%	1/1/30	3,325,000	3,658,775

Total Ohio				22,323,203

Oklahoma - 1.5%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	8,880,000	8,726,831	(c)

Oregon - 0.2%
Oregon State Business Development Commission Revenue, Intel Corp. Project, Series 232	2.400%	8/14/23	1,000,000	992,549	(a)(b)

Pennsylvania - 4.5%
Commonwealth of Pennsylvania:
GO, Refunding	5.000%	8/15/25	335,000	355,515
GO, Series 2016	5.000%	9/15/28	2,465,000	2,665,096
GO, Series D	3.250%	8/15/26	2,180,000	2,197,102

See Notes to Schedule of Investments.

10	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
General Authority of Southcentral Pennsylvania, Series B (SIFMA Municipal Swap Index Yield + 0.600%)	2.500%	6/1/24	$1,500,000	$1,494,712	(a)(b)
Pennsylvania State Economic Development Financing Authority:
Pollution Control Revenue, PPL Electric Utilities Corp. Project, Refunding	0.400%	10/1/23	2,500,000	2,427,846
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	3.000%	1/1/24	865,000	864,342
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	4.000%	1/1/26	1,220,000	1,231,740
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,450,000	1,401,328	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A (SIFMA Municipal Swap Index Yield + 0.400%)	2.300%	6/3/24	1,500,000	1,443,853	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,114,700	(a)(b)(c)
Pennsylvania State Higher EFA Revenue, University of Pennsylvania Health System:
Series B, Refunding	5.000%	8/15/25	900,000	954,390
Series B, Refunding	5.000%	8/15/26	1,000,000	1,079,205
Pennsylvania State Turnpike Commission Revenue:
Series 2019, Refunding	5.000%	12/1/24	1,640,000	1,714,866
Series A, Refunding	4.000%	12/1/26	635,000	658,413
Series A-1, Refunding (SIFMA Municipal Swap Index Yield + 0.600%)	2.500%	12/1/23	2,000,000	2,000,032	(b)
Series C, Refunding	5.000%	12/1/26	1,300,000	1,407,242
Philadelphia, PA, Pennsylvania Airport Revenue, Refunding	5.000%	7/1/24	1,000,000	1,026,236	(c)

Total Pennsylvania				26,036,618

South Carolina - 2.9%
Patriots Energy Group Financing Agency Gas Supply Revenue, Series A, LIQ - Royal Bank of Canada	4.000%	2/1/24	13,580,000	13,630,678	(a)(b)
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, Series A, Refunding	3.875%	4/1/23	3,000,000	3,000,482	(c)

Total South Carolina				16,631,160

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	11

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 2.8%
Tennessee State Energy Acquisition Corp., Gas Revenue, Project, Series A	4.000%	5/1/23	$6,835,000	$6,845,356	(a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	9,445,000	9,403,556	(a)(b)

Total Tennessee				16,248,912

Texas - 10.0%
Corpus Christi, TX, Utility System Revenue, Junior Lien Improvement Bonds, Series A	5.000%	7/15/27	1,500,000	1,582,398
Cypress-Fairbanks, TX, ISD, GO, Series B-1, PSF - GTD	0.280%	8/15/24	6,420,000	6,143,885	(a)(b)
DeSoto, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/15/26	580,000	516,144
El Paso, TX, ISD, GO	2.000%	8/1/23	1,250,000	1,227,326	(a)(b)
Fort Bend, TX, ISD:
GO, Series B, Refunding, PSF - GTD	0.875%	8/1/25	1,175,000	1,090,807	(a)(b)
GO, Series B, Refunding, PSF - GTD	0.720%	8/1/26	855,000	766,697	(a)(b)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF - GTD	0.600%	8/17/26	1,040,000	949,737	(a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,116,037
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System, Refunding	5.000%	12/1/25	3,045,000	3,220,707
Hospital, Memorial Hermann Health System, Series A	5.000%	12/1/27	2,555,000	2,650,230
Lower Colorado River, TX, Authority Revenue:
Series B, Refunding	5.000%	5/15/24	1,415,000	1,460,098
Series D, Refunding	5.000%	5/15/29	2,150,000	2,252,251
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	0.900%	9/1/23	1,750,000	1,718,311	(a)(b)(c)
North Texas, TX, Tollway Authority Revenue, Series A, Refunding	5.000%	1/1/30	1,185,000	1,233,830
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	3,030,000	2,936,504	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	5,275,000	5,165,426	(a)(b)
San Antonio, TX, Electric and Gas Revenue,
Junior Lien	1.750%	12/1/25	4,100,000	3,889,288	(a)(b)
Sherman, TX, ISD:
GO, Series B, PSF - GTD	2.000%	8/1/23	485,000	483,012	(a)(b)(e)
GO, Series B, PSF - GTD	2.000%	8/1/23	605,000	602,520	(a)(b)(e)

See Notes to Schedule of Investments.

12	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series B (3 mo. USD LIBOR x 0.670 + 0.700%)	2.906%	12/15/26	$4,420,000	$4,335,744	(b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	3,750,000	3,861,055
Texas State Municipal Power Agency Revenue, Transmission System, Refunding, AGM	3.000%	9/1/24	750,000	753,345
Texas State Transportation Commission Revenue, Highway Fund, First Tier Revenue, Series B, Remarketing	0.560%	4/1/26	1,500,000	1,345,348
Texas State Transportation Commission, Mobility Fund, GO, Series B	0.650%	4/1/26	2,500,000	2,293,863	(a)(b)
Texas State Water Development Board Revenue, Water Implementation, Series A	5.000%	10/15/30	2,955,000	3,144,704
University of Houston System Revenue, Consolidated Series A, Refunding	5.000%	2/15/30	2,000,000	2,136,353

Total Texas				57,875,620

Utah - 0.1%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/32	505,000	529,406	(c)

Vermont - 0.3%
University of Vermont & State Agricultural College, Revenue, Series 2015, Refunding	5.000%	10/1/27	1,905,000	2,017,722

Virginia - 1.1%
Henry County, VA, IDA, Grant Revenue Anticipation Notes, Series B	2.000%	11/1/23	1,035,000	1,025,818
Louisa, VA, IDA, PCR, Series A, Refunding	1.900%	6/1/23	1,000,000	989,694	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co., Series A	0.750%	9/2/25	2,650,000	2,411,162	(a)(b)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	1,979,387	(a)(b)

Total Virginia				6,406,061

Washington - 3.1%
Central Puget Sound Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Series S-2A, Green Bonds (SIFMA Municipal Swap Index Yield + 0.200%)	2.100%	11/1/26	2,000,000	1,945,205	(a)(b)
Pierce County, WA, School District No. 83 University Place, GO, Refunding	5.000%	12/1/27	3,145,000	3,285,444

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	13

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - (continued)
Port of Seattle, WA, Special Facility Revenue:
Intermediate Lien, Series C	5.000%	5/1/25	$3,625,000	$3,774,561	(c)
Intermediate Lien, Series D	5.000%	5/1/24	3,500,000	3,588,057	(c)
Refunding	5.000%	6/1/23	1,085,000	1,095,339	(c)
Seattle, WA, Municipal Light & Power Revenue, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.250%)	2.150%	11/1/26	1,000,000	976,990	(a)(b)
Washington State Motor Vehicle Fuel Tax, GO, Series R-2015B, Refunding	5.000%	7/1/26	3,175,000	3,293,120

Total Washington				17,958,716

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $586,139,208)				567,600,723

SHORT-TERM INVESTMENTS - 0.7%
MUNICIPAL BONDS - 0.7%
Georgia - 0.5%
Bartow County, GA, Development Authority, Solid Waste Disposal Facilities Revenue, Georgia Power Company Plant Bowen Project, Second Series 2022	1.400%	11/1/62	3,100,000	3,100,000	(c)(f)(g)

Pennsylvania - 0.1%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series D, LOC - TD Bank N.A.	1.800%	11/1/55	400,000	400,000	(f)(g)

Texas - 0.1%
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	1.000%	11/15/50	800,000	800,000	(f)(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,300,000)				4,300,000

TOTAL INVESTMENTS - 98.7% (Cost - $590,439,208)				571,900,723
Other Assets in Excess of Liabilities - 1.3%				7,607,030

TOTAL NET ASSETS - 100.0%				$579,507,753

See Notes to Schedule of Investments.

14	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report	15

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BAN	— Bond Anticipation Notes
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration — Insured Bonds
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SIFMA	— Securities Industry and Financial Markets Association
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Short Duration Municipal Income Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services - Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund value s these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

17

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$567,600,723	—	$567,600,723

Short-Term Investments†	—	4,300,000	—	4,300,000

Total Investments	—	$571,900,723	—	$571,900,723

†	See Schedule of Investments for additional detailed categorizations.

19